NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2015
Notes Payable Tables
Schedule of Unamortized Debt Discount
September 30, 2015
Note payable	$143,929
Less unamortized debt discount	(31,909)
Note payable, net	$112,020